Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 96,635	$ 85,855	$ 230,922	$ 453,362
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(230,253)	(76,077)	(182,207)	(124,488)
Acquisitions of businesses, net of cash acquired	(212)		(709,575)	18
Proceeds from (funding of) accounts and notes receivable with affiliates, net				21,166
Other, net	(850)	1,853	(632)	(2,143)
Net cash flows used in investing activities	(231,315)	(74,224)	(889,680)	(102,608)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(428,682)		347,129	(294,760)
6 1/2% senior notes issued	600,000
Term loan repayments	(7,494)
Debt and capital lease repayments	(587)	(255)	(487)	(4,961)
Issuance of common stock from share-based payment arrangements	9,792	7,288	23,361	3,460
Excess tax benefits from share-based payment arrangements	6,198	985	4,029
Payment of financing costs	(12,640)		(24,548)
Other, net	(2,456)	(1,363)	(1,407)	(512)
Net cash flows provided by financing activities	164,131	6,655	649,032	(296,773)
Effect of exchange rate changes on cash	(2,399)	(5,005)	16,477	5,695
Net increase in cash and cash equivalents from continuing operations	27,052	13,281	6,751	59,676
Net cash used in discontinued operations - operating activities	(98)	(75)	(143)	(133)
Cash and cash equivalents, beginning of period	96,350	89,742	89,742	30,199
Cash and cash equivalents, end of period	123,304	102,948	96,350	89,742
Guarantor Subsidiaries [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	84,969	48,195
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(62,356)	(28,456)
Acquisitions of businesses, net of cash acquired	(212)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	(317,224)
Other, net	(1,241)	1,337
Net cash flows used in investing activities	(381,033)	(27,119)
Cash flows from financing activities:
Debt and capital lease repayments	(230)	(198)
Proceeds from (funding of) accounts and notes with affiliates, net	307,523	(20,554)
Other, net		(1)
Net cash flows provided by financing activities	307,293	(20,753)
Net increase in cash and cash equivalents from continuing operations	11,229	323
Net cash used in discontinued operations - operating activities	(98)	(75)
Cash and cash equivalents, beginning of period	1,170	148	148
Cash and cash equivalents, end of period	12,301	396
Other Subsidiaries (Non - Guarantors) [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,559	76,533
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(167,702)	(47,371)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	317,224
Other, net	391	516
Net cash flows used in investing activities	149,913	(46,855)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(81,940)
Term loan repayments	(2,494)
Debt and capital lease repayments	(347)	(42)
Proceeds from (funding of) accounts and notes with affiliates, net	(145,810)	(6,333)
Net cash flows provided by financing activities	(230,591)	(6,375)
Effect of exchange rate changes on cash	(2,399)	(5,005)
Net increase in cash and cash equivalents from continuing operations	(16,518)	18,298
Cash and cash equivalents, beginning of period	95,360	82,446	82,446
Cash and cash equivalents, end of period	78,842	100,744
Oil States International, Inc. (Parent/Guarantor) [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(54,893)	(38,873)
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(195)	(250)
Net cash flows used in investing activities	(195)	(250)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(346,742)
6 1/2% senior notes issued	600,000
Term loan repayments	(5,000)
Debt and capital lease repayments	(10)	(15)
Issuance of common stock from share-based payment arrangements	9,792	7,288
Excess tax benefits from share-based payment arrangements	6,198	985
Payment of financing costs	(12,640)
Proceeds from (funding of) accounts and notes with affiliates, net	(161,713)	26,887
Other, net	(2,456)	(1,362)
Net cash flows provided by financing activities	87,429	33,783
Net increase in cash and cash equivalents from continuing operations	32,341	(5,340)
Cash and cash equivalents, beginning of period	(180)	7,148	7,148
Cash and cash equivalents, end of period	32,161	1,808
Consolidating Adjustment [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0
Cash flows from investing activities:
Capital expenditures, including capitalized interest	0	0
Acquisitions of businesses, net of cash acquired	0
Proceeds from (funding of) accounts and notes receivable with affiliates, net	0
Other, net	0	0
Net cash flows used in investing activities	0	0
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	0
6 1/2% senior notes issued	0
Term loan repayments	0
Debt and capital lease repayments	0	0
Issuance of common stock from share-based payment arrangements	0	0
Excess tax benefits from share-based payment arrangements	0	0
Payment of financing costs	0
Proceeds from (funding of) accounts and notes with affiliates, net	0	0
Other, net	0	0
Net cash flows provided by financing activities	0	0
Effect of exchange rate changes on cash	0	0
Net increase in cash and cash equivalents from continuing operations	0	0
Net cash used in discontinued operations - operating activities	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0